Judgements and Estimates Made by the Company in the Preparation of These Financial Statements	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Judgements and Estimates Made by the Company in the Preparation of These Financial Statements

21.	JUDGEMENTS AND ESTIMATES MADE BY THE COMPANY IN THE PREPARATION OF THESE FINANCIAL STATEMENTS

*Classification of financial assets - the Company has reviewed the substance and nature of the financial assets carried, the obligations and rewards associated with holding those assets, and the implications of classifying an asset(s) in one category and then ‘tainting’ that category for future periods, should a change be made to the intention or operation of an asset(s) within that category. The Company believes that the current classifications best reflect the operational characteristics of the financial assets held.

*Classification of financial liabilities - the Company completed a review of the sub-categories of financial liabilities carried on the Statement of Financial Position. The Company believes that it has been as transparent as possible as to whom the financial liability obligations relate.

*Compilation of sensitivity analysis - the assumptions used in the modelling exercise have been based on what the Company considers as “reasonably possible”.

At the reporting date, the Company has no other significant estimates or assumptions that have significant risk of causing a material adjustment to the carrying amounts of the assets and liabilities within the next financial year.